February 19, 2010

Via Facsimile and EDGAR

Mr. Larry L. Greene,

       Senior Counsel,

              Securities and Exchange Commission,

                     100 F Street, N.E.,

                            Washington, D.C. 20549.

Re:	The Greater China Fund, Inc. Form N-2 filed December 16, 2009 (File No. 333-163745)

Dear Mr. Greene:

Please find enclosed for filing under the Securities Act of 1933, as amended (the “Securities Act”), pre-effective Amendment No. 1 to the Registration Statement (File No. 333-163745) of The Greater China Fund, Inc. (the “Fund”), on Form N-2 (the “Registration Statement”), and post-effective Amendment No. 15 (and together with pre-effective Amendment No. 1, the “Amendment”) to the Fund’s registration under the Investment Company Act of 1940, as amended (the “Investment Company Act”), relating to the Fund’s proposed rights offering (the “Offering”). Capitalized terms used but not defined herein have the meanings ascribed thereto in the Amendment.

Set forth below are the Fund’s responses to the comment letter, dated January 27, 2010, from the staff (the “Staff”) of the Division of Investment Management of the Securities and Exchange Commission (the “Commission”), concerning the Registration Statement (the “Comment Letter”). To facilitate the Staff’s review, the captions and numbered comments from the Comment Letter have been repeated in this letter in bold face type and the Fund’s responses immediately follow each numbered comment in regular type.

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Form N-2 filed December 16, 2009

General

1.        Please see the U.S. Securities and Exchange Commission, A Plain English Handbook (1998). Please review and revise the disclosure where it appears necessary so as to assure conformity with the Commission’s plain English requirements. For example:

•	define the term “us” and any similar terms used therein,

•	explain the meaning of the following clause “re-pricing of credit risk in the broadly syndicated loan market,”

•	explain the phrase “subject to certain limitations and subject to allotment,” and

•

reformat the disclosures appearing in all capital letters under the caption “Taxation”, as well as any similar disclosure appearing elsewhere in the filing. Please use a different means to make the disclosure prominent (e.g., bold).

Response—The Fund has revised the prospectus contained in the Amendment to conform with the Commission’s plain English requirements.

2.       Indicate to the staff whether the Fund has considered the factors and made the determination required in Investment Company Act Release No. 9932 (September 15, 1977) with respect to the contemplated rights offering. In particular, your response should address the matters discussed in Item 2(E) and related footnote 13 of that release reflecting the staff’s view that there should be a specific intended use for the offering proceeds and disclose it under the caption “Use of Proceeds.” Further, to the extent such offering is made below net asset value, your response should be consistent with an understanding that it is designed for exceptional and not routine circumstances.

In this connection, the release indicates that transferable rights offerings are truly exceptional, that the exception permitting them is to be construed narrowly, and that directors must make a determination that there is a reasonable likelihood that existing shareholders will exercise a very substantial majority of the rights. Explain to the staff the manner in which this offering is structured consistent with this required determination.

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Response—The Fund notes that in 1985 the Staff explicitly modified and superseded the interpretation contained in Release No. 9932 regarding transferable rights offerings in the letter issued by the Staff to the Association of Publicly Traded Investment Funds, File No. 132-2, publicly available May 31, 1985 (the “Association Letter”). In the Association Letter, the Staff stated that:

… a transferable rights offering made by a closed-end investment company at a price below current net asset value is “in connection with an offering to the holders of one or more classes of its capital stock” if it meets the following guidelines:

1) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible de minimus effect of not offering fractional rights);

2) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and

3) the ratio of the offering does not exceed one new share for each three rights held.

This position supersedes the Division’s previous interpretation regarding transferable rights offerings made in reliance on section 23(b)(1), set forth in Investment Company Act Rel. No. 9932 (Sept. 15, 1977) (“Release”). (Emphasis added). However, this position does not supersede the Division’s interpretation, set forth in the Release, that, with respect to all rights offerings, the directors must make a good faith determination that the offering would result in a net benefit to existing shareholders.

The Fund acknowledges the requirement that its directors must make a good faith determination that the Offering would result in a net benefit to existing shareholders. However, the Fund believes that the directors can reach this conclusion without a specific identified use of proceeds. As noted in the incoming letter, dated September 6, 1984, to the Staff from Kirkpatrick, Lockhart, Hill, Christopher & Phillips (the “Incoming Letter”) with respect to the Association Letter, the Fund believes that the requirement for a specific use of proceeds was intended to address the concern that a fund could issue stock to benefit the investment adviser through increased fees. By requiring the net benefit determination, the Staff has guarded against this potential abuse.

The Fund notes that this interpretation was reaffirmed in the Staff’s generic comment letter dated February 22, 1993.

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With respect to the Fund’s intention to list the rights for trading on the NYSE, disclose the risks involved if they are not registered.

Response—The Fund has discussed the Offering with the NYSE and is confident at this time that the rights will be admitted for trading on the NYSE. Once the Fund has received approval from the NYSE for trading of the rights on the NYSE, the fund will revise the prospectus contained in the Amendment to state that “the rights will be admitted for trading on the NYSE under the symbol ‘GCH.RT’ during the course of the offer”. If, prior to commencement of the Offering, the rights are not so admitted for trading, the Fund will update its disclosure accordingly.

3.       We note that the Fund did not include a cover letter with the registration statement indicating the purpose of the filing. In the future, we suggest that the Fund include written correspondence with a filing indicating the name and the telephone number of the person to be contacted for information regarding the submission, the purpose of the filing, and whether it contains any novel or special issues, or disclosure, that warrant staff attention.

Response—In the future, the Fund will include a cover letter and written correspondence with filings by the Fund with the Securities and Exchange Commission (the “SEC”). Such materials will include the name and telephone number of the person to be contacted for information regarding the submission, the purpose of the filing and whether the respective filing contains any novel or special issues, or disclosure, that the Fund believes warrant Staff attention.

Facing Page

4.       Confirm that the price per unit includes sales loads in the calculation of proposed maximum offering price.

Response—The proposed maximum offering price on the cover page of the Registration Statement was estimated solely for the purpose of calculating the registration fee based upon the Fund’s then current net asset value. The Fund will pay the dealer manager a fee equal to a percentage of the subscription price per share for each share issued pursuant to the exercise of rights pursuant to the primary subscription and the over-subscription privilege. Thus, the “Proposed Maximum Offering” and “Proposed Maximum Aggregate Offering Price” set forth on the facing page of the Registration Statement includes the sales load.

5.       If an overallotment of shares is included in the shares that may be offered, explain the circumstances of any such plan to the staff.

Response—The Fund does not intend to include an overallotment of shares in the shares that may be offered.

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Prospectus Cover

6.       The bold sentence in the first paragraph states: “The subscription price per share will be [    ]% of the lower of (i) the average of the last reported sale prices of a share of our common stock on the NYSE on the date on which the offer expires, as such date may be extended (the expiration date), and the four preceding business days and (ii) the net asset value per share of our common stock as of the close of business on the expiration date.” (Emphasis added.) The table at the bottom of the page suggests that this price will include the sales load. Revise the disclosure throughout the prospectus to clarify the composition of the Fund’s subscription price per share.

Response—As disclosed in the prospectus contained in the Amendment, the subscription price per share will be determined according to a formula. In subscribing for shares, holders of rights will pay to the Fund an amount equal to the subscription price per share for each share for which they subscribe, which will constitute the gross proceeds of the offering.

As disclosed in the prospectus contained in the Amendment, the Fund will pay to the dealer manager a fee for its financial advisory, structuring and soliciting services equal to a percentage of the subscription price per share for each share issued in the primary subscription and pursuant to the over-subscription privilege. This dealer manager fee will be paid by the Fund from the gross proceeds of the offering and will therefore be borne indirectly by all shareholders of the Fund.

The Fund has revised the third to the last sentence of footnote number two on the cover page of the prospectus contained in the Amendment, to clarify that “[t]he fees and expenses of the offer will be borne by the Fund, and indirectly by all of its shareholders, including those shareholders who do not exercise their rights”.

With respect to the same sentence, clarify whether the underlined disclosure will reflect the closing price on these days.

Response—As disclosed in the prospectus, in determining the formula price, the price to be used for the four business days preceding the expiration date will be the last reported sale price on each such day.

The bold sentence suggests that the subscription price may be the Fund’s net asset value per share. Disclosure in the fourth paragraph indicating that the offer will result in an immediate dilution of net asset value, suggest that the subscription will be below net asset value. Please clarify the disclosure of this matter.

Response—The Fund notes for the information of the Staff that because the subscription price per share cannot be higher than the net asset value per share, the Fund, after deducting the fees and expenses of the Offering which will be borne by the Fund, will always receive proceeds per share less than the net asset value per share for each share sold in the Offering and that the Offering will result in an immediate dilution of net asset value per share.

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7.       The following clauses appear on the cover and in the summary, respectively: “As of the date of this preliminary prospectus, our Board of Directors had not yet considered or approved the offer,” and “Our Board of Directors has not yet considered or approved the offer. (Emphasis added.) We will only make the offer if our Board of Directors determines that the offer would be in our best interest and in the best interest of our shareholders.” Please explain to the staff the meaning of the phrase the board has “not yet considered” the offer.

Response—The Fund means by the phrase “has not yet considered” that at the time of the filing of the Registration Statement no decision was made by the Fund’s Board of Directors to proceed with the Offering. The Registration Statement was filed to update the Fund’s disclosure in order to promptly facilitate the Offering if market conditions warrant following the availability of the Fund’s audited financial statements for fiscal year 2009.

8.       Disclosure on the cover notes that shareholders will experience immediate price dilution. As appropriate, add disclosure noting that shareholders may experience voting dilution as well. Note also that any future offerings below net asset value will likely add to the price dilution.

Response—The Fund has added disclosure to the prospectus contained in the Amendment stating that shareholders may experience voting dilution and that any future offerings below net asset value per share will likely add to the price dilution.

In addition to the above, with respect to the dilutive effect of this offering, add or address the following: i) an example which illustrates the dilutive effect of an offering below net asset value, ii) indicate whether the Fund has an aggregate ceiling on the amount of discount shareholders may expect to experience in connection with this offering, iii) disclose that a sale of common stock below net asset value dilutes existing shareholders, causes the net asset value of the Fund to drop, and has the effect of reducing the market price of shares, and iv) if applicable, advise the staff whether the Fund could be simultaneously selling below net asset value and making a distribution consisting of, in whole or in part, a return of capital.

Response—The Fund respectfully notes that the sections headed “The Offer—Subscription Price” and “The Offer—Dilution and Effect of Non-Participation in the Offer”, in the prospectus contained in the Amendment, set forth illustrations of the dilutive effect of an offering below net asset value. Applicable data will be included in those sections based on the Fund’s net asset value and the estimated subscription price in the final prospectus.

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The Fund has revised the prospectus contained in the Amendment to indicate that there is no aggregate ceiling on the amount of discount shareholders may expect to experience. However, the holders of the rights will purchase shares at a to be determined fixed discount pursuant to the subscription price formula. The Fund notes that pursuant to the undertakings in Item 34 of the Registration Statement, the Fund will suspend the Offering if “subsequent to the effective date of this Registration Statement, its net asset value per share of Common Stock declines more than 10% from its net asset value per share of Common Stock as of the effective date of this Registration Statement”.

In response to the Staff’s comments the Fund has revised the prospectus contained in the Amendment to indicate that a sale of a share of Common Stock at a price less than net asset value per share dilutes existing shareholders and causes the net asset value per share of the Fund to decrease. The Fund notes for the information of the Staff that it does not believe that an offering below net asset value per share will necessarily have the effect of reducing the market price of shares of the Fund’s Common Stock and therefore has not included such a statement in the revised disclosure.

Finally, the Fund notes for the information of the Staff that it does not intend to make a distribution of, in whole or in part, a return of capital simultaneously with the Offering.

9.       Revise the prominent statement appearing at the bottom of the page, the substance of which is required by Rule 481(b)(1) under the 1940 Act to reflect the changes brought about by the National Securities Markets Improvement Act of 1996.

Response—The Fund has revised the noted statement in the Amendment in response to the Staff’s comments.

10.     A caption in the table refers to the “Estimated Sales Load.” Explain why this information is estimated, the footnote suggests it’s a set percentage.

Response—The Fund notes for the information of the Staff that the Fund is only able to provided “estimated” sales load amounts in the table because such amounts are calculated based upon a to be determined fixed percentage multiplied by an estimated subscription price. In accordance with subscription price formula in the Fund’s prospectus contained in the Amendment, the subscription price will not be determined until the expiration date of the Offering. Footnote number one on the cover page of the prospectus contained in the Amendment explains that the estimated subscription price is “[e]stimated on the basis of [    ]% of the [market price] [net asset value] per share at the close of trading on the NYSE on [            ], 2010”.

11.     The penultimate sentence of footnote 2 contains the following: “The Fund and its investment manager have agreed to indemnify the dealer manager or contribute to losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.” (Emphasis added.) Indicate to the staff the type of liabilities referred to by the underlined clause.

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Response—The Fund and its investment manager expect to indemnify the dealer manager from liabilities arising from certain material misstatements or omissions, if any, in the Registration Statement. The Fund believes that these liabilities could arise under either the Securities Act or under various states’ securities laws. The phrase certain liabilities refers to these possible liabilities. The Fund notes that such agreements to indemnify the dealer manager will be set forth in the Dealer Manager Agreement among the Fund, its investment manager and the dealer manager, which will be filed as an exhibit to the Registration Statement.

Prospectus

12.     Disclosure under the caption “Prospectus Summary – The Offer – Purpose of the Offer” states that: “The offer seeks to provide an exclusive opportunity to existing shareholders to purchase shares at a discount to both the market price and net asset value (subject to the sales load described in this prospectus).” Disclosure elsewhere in the document refers only to shares being sold at a price below net asset value. The formula suggests it will be a percent of the lower of market or net asset value. Clarify whether the Fund intends to sell shares at a price below market. If so, conform the disclosure on this point throughout the filing.

Response—The Fund will sell shares of its Common Stock at a percentage of the lower of (1) a price determined based upon the market price of the Fund’s Common Stock over the period covering the Expiration Date and each of the four business days preceding the Expiration Date and (2) the Fund’s net asset value per share on the Expiration Date. As a result, it is possible that the Fund will sell shares at a price that is below market if the formula in the preceding sentence dictates this result. However, the Fund does not necessarily intend to do so and believes stating it so intends could give prospective purchasers the wrong impression.

The last sentence of the paragraph discusses the benefits to be derived from the offering. Add disclosure which discusses the inherent conflict of an offer below net asset value for the Fund’s adviser and its affiliates.

Response—The Fund has added disclosure to the prospectus contained in the Amendment that reflects the inherent conflict of an Offering that is below net asset value per share for the Fund’s adviser and its affiliates.

13.     The next sub-caption discusses the Fund’s policy regarding the issuance of fractional shares. Disclose the policy applicable to shareholders who hold two or more accounts and whether they may combine their fractional interest across such accounts. For example, shareholders may hold shares in retail, retirement, dividend reinvestment, or an UGMA account, or they may hold through a nominee.

Response—The Fund has revised the prospectus contained in the Amendment to state that shareholders who hold two or more accounts may not combine their fractional interest across accounts. Accounts held by the same shareholder are kept separately and are treated as their own line items.

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14.     Revise the first paragraph of the discussion captioned “Prospectus Summary – The Offer – Use of Proceeds” to add sales loads to the list of items deducted in determining the proceeds to the Fund.

Response—The Fund has revised the prospectus contained in the Amendment to state that the dealer manager fee is one of the items deducted from the subscription price in determining the proceeds to the Fund.

15.     Revise the fee table consistent with the following:

•	confirm the Fund had no outstanding preferred securities during the period covered by the table,

•	provide the date of the information included in the table,

•

in light of the Fund’s planned investments in other investment companies, including the China A Fund, add an additional line item for Acquired Fund Fees and Expenses (See Investment Company Act Release No. 27399 [June 20, 2006]), or confirm to the staff that the amount of AFFE is below one basis point and is included in “other expenses,”

•

Footnote 1 discloses that “We have also agreed to reimburse the dealer manager for a portion of its reasonable out-of-pocket expenses up to an aggregate of $[            ]. In addition, we have agreed to pay fees to the subscription agent and the information agent estimated to be $[            ] and $[            ], respectively, inclusive of out-of-pocket expenses.” Explain where this is shown in the fee table, and

•	revise footnote 4 to disclose the amount of leverage (borrowings) of the Fund.

Response—The Fund confirms that it has not had at any time and does not have any outstanding preferred securities. The Fund has revised the prospectus contained in the Amendment to add the date as requested. The Fund has informed us that the fee table in the prospectus will be updated prior to effectiveness of the Registration Statement to include an additional line item for “Acquired Fund Fees and Expenses” for the referenced fees if such fees exceed one basis point. The footnote 2 expenses will be included in the sales load.

The Fund currently has no leveraged borrowings.

16.     If available, update the financial statements referenced under the caption “Financial Highlights.”

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Response—The Fund will update the financial statements referenced under the caption “Financial Highlights” when such information is available.

17.     The substance of the discussion in the fourth and fifth paragraphs under the caption “Investment Objective and Policies” should be added to the summary.

Response—The Fund has revised the prospectus contained in the Amendment to add the substance of the discussion in the fourth and fifth paragraphs under the caption “Investment Objective and Policies” to the summary as requested.

The last sentence of the fifth paragraph states the following: “To achieve exposure to the “A” share market The Greater China Fund will invest through the investment manager’s China “A” share investment fund.” Explain to the staff how this works, including the current status of the Fund’s investments via this arrangement. Further, advise the staff regarding any authority or relief obtained permitting the Fund to engage in investment activity in this manner.

In response to the Staff’s comment, the Fund has revised the last sentence of the fifth paragraph to state as follows:

Accordingly, to achieve exposure to the “A” share market, we will purchase shares in an investment vehicle that is a QFII or that has an investment manager that is a QFII. We may determine to purchase shares in a QFII that has as its investment manager the indirect parent company of our investment manager but will only do so if the QFII agrees that we will not pay any investment management fee or sales load in respect of such shares.

The Fund notes for the information of the Staff that as of the date hereof, the Fund has not invested in any such vehicle. The Fund also notes that in the event that it does determine to invest in such a vehicle, it intends to purchase shares in such vehicle directly from the vehicle for cash at the then current offering price for such shares, which the Fund will confirm is the net asset value thereof and the same price paid for such shares by any other investor in such shares at such time, without payment of any commission or sales charge to the investment manager or otherwise. The Fund confirms the information provided by the undersigned, on behalf of the Fund, to Mr. Larry Greene by telephone on February 18, 2010, to the effect that any such investment will not be made by purchase from the investment manager of the vehicle. Finally, in response to the Staff’s comment, the Fund notes that it has not obtained any relief or authority to make such investment. In the event the Fund determines that any relief under the Investment Company Act is necessary to facilitate such investment, it will obtain such relief prior to making such investment. The Fund currently does not anticipate seeking any such relief but anticipates that any such transaction will be made pursuant to procedures adopted by the Fund in accordance with Rule 17a-7 under the Investment Company Act. The Fund notes that in advising the Staff of such intention the Fund does not acknowledge that the relief provided by Rule 17a-7 is required for such purchases to be made.

18.     Revise the discussion captioned “Recent Developments in Financial Markets and Impact on the Fund” so as to indicate that the regulation of these markets and participants therein, may change as a result of the turmoil.

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Response—The Fund has revised the discussion captioned “Recent Developments in Financial Markets and Impact on the Fund” in the prospectus contained in the Amendment to indicate that the regulation of these markets and participants therein may change as a result of the turmoil as requested.

19.     The discussion captioned “Enforceability of Civil Liabilities” discloses among other things that: “Some of our directors and officers reside outside the United States, and none of our directors and officers living outside the United States have appointed an agent for service of process in the United States. In addition, our investment manager is a Hong Kong corporation. It may not be possible, therefore, for investors to effect service of process within the United States upon these directors or officers or the investment manager.” Explain to the staff why these officers and agents have not designated an agent.

Response—The Fund and its directors and officers are unaware of any requirement that they submit to service of process in the United States in connection with the Fund’s offering. However, in response to the Staff’s comment, the Fund has revised the prospectus contained in the Amendment to add a risk factor to alert potential investors that it may not be possible for investors to effect service of process within the United States upon non-resident directors, non-resident officers or the investment manager.

20.     The discussion captioned “Distribution Arrangements” employs the term “dealer manager.” Explain to the staff why the term “underwriter” is not used in this instance, i.e., why this entity is not deemed to be an underwriter.

Response—The Fund recognizes that the dealer manager is considered to be engaging in financial advisory, structuring and soliciting activities and that such activities could be within the definition of “underwriter” contained in the Investment Company Act. The dealer manager, however, will not be taking the investment risk normally associated with underwriters in the colloquial sense and, accordingly, consistent with market practice in rights offerings currently, is referred to in the Registration Statement as “dealer manager.”

21.     With respect to the disclosure captioned “Description of Capital Stock – Control Share Acquisition,” it is the view of the staff that certain provisions of the Maryland Control Share Statute may be inconsistent with §18(i) of the 1940 Act. The Fund should add disclosure consistent with the staff’s position and indicate that it will not implement or rely on the statute without the consent of the staff.

Response—The Fund acknowledges the Staff’s comment and has included disclosure in the Registration Statement consistent with the Staff’s position. However, the Fund believes it is inappropriate and not in the best interests of its shareholders to agree that it will not implement or rely on the statute without the consent of the Staff.

22.     Revise the discussion captioned “Special Note Regarding Forward-Looking Statements” so as to clarify that any forward-looking statement contained in the prospectus does not meet the safe harbor for forward-looking statements pursuant to Section 27A of the Securities Act.

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Response—The Fund has revised the discussion captioned “Special Note Regarding Forward-Looking Statements” in the prospectus contained in the Amendment to eliminate any reference to the safe harbor for forward-looking statements pursuant to Section 27A of the Securities Act.

Statement of Additional Information

23.     Revise the discussion captioned “Management of the Fund” so as to clearly designate in each instance of a table or listing of directors, such directors as either interested or independent as required by Item 18, Instruction 2, to Form N-2.

Response—The Fund has revised the discussion captioned “Management of the Fund” in the statement of additional information contained in the Amendment so as to clearly designate in each instance such directors as either interested or independent as required by Item 18, Instruction 2, to Form N-2.

24.     Disclosure captioned “Portfolio Manager” states that: “Portfolio Managers are compensated via his/her annual salary plus potential for a performance bonus if the majority of the funds managed by the Portfolio Managers and his/her team achieved their excess returns objectives.” (Emphasis added.) If compensation is based on performance determined or measured relative to a benchmark, identify the benchmark and disclose the measuring period to be used to determine compensation.

Response—The benchmark utilized to assess the investment performance of the fund managers is the MSCI Zhong Hua. The period taken into consideration is a combination of 1 year (for one third) and 3 years (for two thirds).

Additionally, in connection with this response letter, the Fund hereby acknowledges the following statements:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in its Form N-2 filed on December 16, 2009;

•

Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the Fund’s Form N-2 filed on December 16, 2009;

•

The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Fund’s Form N-2 filed December 16, 2009; and

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•	The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*        *        *        *

Any questions or comments with respect to the Amendment or this letter may be communicated to the undersigned, William G. Farrar of Sullivan & Cromwell LLP, at (212) 558-4940. Please send copies of any correspondence relating to this filing to the undersigned by facsimile at (212) 291-9052 with the original by mail to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004.

Very truly yours,

      /s/ William G. Farrar

William G. Farrar

cc:	Brian A. Corris

(The Greater China Fund, Inc.)

Deborah A. Docs

(Prudential Investments LLC)